UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND,INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2004




ITEM 1. REPORT TO STOCKHOLDERS.
USAA SCIENCE & TECHNOLOGY FUND - SEMIANNUAL REPORT FOR PERIOD ENDING JANUARY 31, 2004

[LOGO OF USAA]
   USAA(R)

                   USAA SCIENCE &
                         TECHNOLOGY Fund

                               [GRAPHIC OF USAA SCIENCE & TECHNOLOGY FUND]

                    S e m i a n n u a l   R e p o r t

--------------------------------------------------------------------------------
    JANUARY 31, 2004

Table of CONTENTS
--------------------------------------------------------------------------------
MESSAGE FROM THE PRESIDENT                                                    2

INVESTMENT OVERVIEW & MANAGERS' COMMENTARY                                    5

FINANCIAL INFORMATION

  Portfolio of Investments                                                   12

  Notes to Portfolio of Investments                                          17

  Financial Statements                                                       18

  Notes to Financial Statements                                              21

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2004, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                          "
                                        THE UNCERTAINTY ABOUT THE TIMING OF
                                       AN INTEREST RATE INCREASE AND THE GROWTH
[PHOTO OF CHRISTOPHER W. CLAUS]        OPPORTUNITIES IN THE EQUITY MARKETS ARE
                                          TWO MORE GOOD REASONS TO HAVE USAA
                                            HELPING YOU MANAGE YOUR MONEY.
                                                          "
--------------------------------------------------------------------------------

                  This year is shaping up to be very interesting for investors. At the time of this writing in early March, our country is in the early stages of a spirited presidential campaign. We remain watchful to see if the Federal Reserve Board (the Fed) will raise short-term interest rates from their record lows. Although the Fed remains "patient," it has put the financial markets on notice that its monetary stance could change. In determining when to raise rates, it is likely to consider three issues: whether new jobs are being created - and from the government's payroll numbers, new jobs are scarce - how much slack or capacity exists in the economy, and whether inflation is steady or increasing. No one can predict the future, but if there are any rate increases in 2004, they will likely be modest.

                  In the equity market, prices have risen steadily since March 2003, and it's possible that earnings may need to catch up to valuations. However, some of the factors that have contributed to higher stock prices persist. The forecast for gross domestic product (GDP) growth in 2004 is roughly 4%. (The U.S. GDP is the total market value of all goods and services produced in the country.) Low interest rates continue to make money cheap to borrow, and strong gains in productivity continue to help drive corporate earnings.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                  In 2003, the lower cost of borrowing money and easy access to these funds seems to have allowed the stocks of lower-quality companies - some on the verge of bankruptcy - to recover and, in many cases, outperform the stocks of higher-quality companies. I believe this situation is not sustainable over time. There are already signs that investors are rotating into companies with less perceived risk - in other words, companies with quality balance sheets, strong free cash flows, competitive products and services, and better valuations.

                  In this environment, our seasoned investment teams - located throughout the United States - will continue working hard with the goal of producing quality results and a good risk-adjusted return for you. The uncertainty about the timing of an interest rate increase and the growth opportunities in the equity markets are two more good reasons to have USAA helping manage your money. As always, we remain committed to providing you with USAA quality service and no-load mutual funds that have no excessive fees, sales loads, 12b-1 fees, or long-term contractual plans.

                  We thank you for your trust and the opportunity to serve you.

                  Sincerely,

                  /S/ CHRISTOPHER W. CLAUS

                  Christopher W. Claus
                  President and Vice Chairman of the Board

                  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                  FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                  MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA SCIENCE & TECHNOLOGY FUND

OBJECTIVE
--------------------------------------------------------------------------------

                  Long-term capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                  Normally at least 80% of the Fund's assets will be invested in equity securities of companies expected to benefit from the development and use of scientific and technological advances and improvements.

                                        1/31/04                      7/31/03
Net Assets                           $380.1 Million               $291.0 Million
Net Asset Value Per Share                $9.58                        $7.72

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/04

7/31/03 TO 1/31/04*            1 YEAR            5 YEARS         SINCE INCEPTION ON 8/1/97
     24.09%                    57.83%             -7.50%                  -0.43%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

                  TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                   [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                              LIPPER                                              LIPPER                        USAA
                         SCIENCE & TECHNOLOGY                                SCIENCE & TECHNOLOGY        SCIENCE & TECHNOLOGY
                            FUNDS AVERAGE              S&P 500 INDEX              FUNDS INDEX                   FUND
                         --------------------          -------------         --------------------        --------------------
8/1/1997                    $10,000.00                  $10,000.00                $10,000.00                 $10,000.00
 8/31/97                     10,018.19                    9,440.20                 10,062.14                   9,380.00
 9/30/97                     10,499.94                    9,956.92                 10,488.71                   9,800.00
10/31/97                      9,592.15                    9,624.76                  9,380.32                   9,200.00
11/30/97                      9,512.74                   10,069.94                  9,300.37                   9,240.00
12/31/97                      9,274.88                   10,242.76                  8,864.75                   9,070.00
 1/31/98                      9,489.53                   10,355.94                  9,021.61                   9,450.00
 2/28/98                     10,570.08                   11,102.42                 10,095.15                  10,540.00
 3/31/98                     10,859.61                   11,670.50                 10,177.53                  10,660.00
 4/30/98                     11,311.48                   11,790.01                 10,614.12                  11,020.00
 5/31/98                     10,505.64                   11,587.63                  9,836.43                  10,390.00
 6/30/98                     11,376.34                   12,057.97                 10,412.38                  11,170.00
 7/31/98                     11,146.55                   11,930.54                 10,314.84                  11,170.00
 8/31/98                      8,914.47                   10,206.86                  8,378.39                   9,240.00
 9/30/98                     10,143.14                   10,861.28                  9,367.44                  10,100.00
10/31/98                     10,788.40                   11,743.38                 10,082.04                  10,870.00
11/30/98                     12,234.23                   12,454.84                 11,212.04                  11,660.00
12/31/98                     14,289.79                   13,172.07                 13,025.71                  13,300.00
 1/31/99                     16,632.17                   13,722.68                 14,712.90                  14,360.00
 2/28/99                     15,137.41                   13,296.25                 13,177.60                  13,550.00
 3/31/99                     16,954.04                   13,828.08                 14,520.28                  14,340.00
 4/30/99                     17,527.43                   14,363.57                 14,701.53                  14,450.00
 5/31/99                     17,179.73                   14,024.76                 14,680.72                  14,320.00
 6/30/99                     19,213.90                   14,800.98                 16,588.08                  15,740.00
 7/31/99                     18,791.75                   14,340.83                 16,583.02                  15,180.00
 8/31/99                     19,667.58                   14,269.84                 17,495.02                  15,390.00
 9/30/99                     20,204.56                   13,879.13                 17,732.74                  15,237.79
10/31/99                     22,316.08                   14,757.03                 19,600.68                  16,608.38
11/30/99                     26,002.49                   15,057.00                 22,507.36                  17,928.59
12/31/99                     32,541.16                   15,942.59                 27,864.49                  19,556.74
 1/31/00                     32,004.91                   15,141.68                 27,572.63                  19,191.38
 2/29/00                     40,636.86                   14,855.36                 34,999.52                  23,017.48
 3/31/00                     38,856.47                   16,307.70                 33,934.28                  22,459.29
 4/30/00                     33,816.67                   15,817.25                 29,972.70                  21,109.50
 5/31/00                     29,749.34                   15,492.99                 26,356.11                  19,780.01
 6/30/00                     34,263.60                   15,874.56                 30,350.89                  21,962.00
 7/31/00                     32,283.28                   15,626.59                 28,745.53                  21,363.22
 8/31/00                     37,155.32                   16,596.68                 33,107.51                  24,255.63
 9/30/00                     33,560.03                   15,720.71                 29,712.56                  22,357.81
10/31/00                     30,174.49                   15,653.92                 26,454.43                  20,104.77
11/30/00                     22,639.38                   14,420.78                 19,634.26                  15,750.94
12/31/00                     22,334.70                   14,491.52                 19,429.06                  16,298.97
 1/31/01                     24,409.90                   15,005.36                 21,398.70                  17,415.34
 2/28/01                     18,185.47                   13,638.02                 15,822.43                  12,848.38
 3/31/01                     15,511.19                   12,774.53                 13,504.11                  11,062.19
 4/30/01                     18,272.49                   13,766.46                 16,140.70                  13,010.76
 5/31/01                     17,577.04                   13,858.81                 15,388.09                  12,259.75
 6/30/01                     17,386.06                   13,521.62                 15,133.93                  11,914.69
 7/31/01                     16,035.94                   13,388.46                 13,921.78                  10,889.66
 8/31/01                     14,172.13                   12,551.16                 12,182.23                   9,539.87
 9/30/01                     11,299.05                   11,537.71                  9,568.15                   7,388.33
10/31/01                     12,929.70                   11,757.85                 11,017.09                   8,585.88
11/30/01                     14,728.77                   12,659.53                 12,621.37                  10,108.20
12/31/01                     14,910.39                   12,770.50                 12,682.43                   9,955.97
 1/31/02                     14,641.24                   12,584.24                 12,460.56                   9,773.29
 2/28/02                     12,780.82                   12,341.49                 10,796.24                   8,727.97
 3/31/02                     13,904.45                   12,805.70                 11,779.78                   9,529.72
 4/30/02                     12,353.13                   12,029.66                 10,377.45                   8,382.91
 5/31/02                     11,738.53                   11,941.35                  9,834.60                   7,916.06
 6/30/02                     10,266.34                   11,091.06                  8,539.15                   6,911.33
 7/31/02                      9,167.61                   10,226.72                  7,627.38                   6,312.55
 8/31/02                      8,987.62                   10,293.67                  7,447.29                   6,241.51
 9/30/02                      7,811.68                    9,176.07                  6,411.57                   5,348.42
10/31/02                      8,888.30                    9,982.83                  7,381.69                   6,160.32
11/30/02                     10,142.52                   10,569.83                  8,508.55                   6,951.93
12/31/02                      9,012.57                    9,949.20                  7,434.15                   6,109.58
 1/31/03                      8,919.71                    9,689.06                  7,390.45                   6,160.32
 2/28/03                      8,935.04                    9,543.47                  7,419.67                   6,099.43
 3/31/03                      8,956.57                    9,635.87                  7,414.58                   6,150.17
 4/30/03                      9,731.80                   10,429.21                  8,107.90                   6,667.76
 5/31/03                     10,833.38                   10,978.17                  9,042.26                   7,327.43
 6/30/03                     10,976.16                   11,118.41                  9,105.34                   7,459.37
 7/31/03                     11,569.15                   11,314.53                  9,594.48                   7,834.87
 8/31/03                     12,322.07                   11,534.76                 10,296.49                   8,230.68
 9/30/03                     12,026.64                   11,412.62                 10,021.34                   8,159.64
10/31/03                     13,171.32                   12,057.90                 11,029.22                   8,991.84
11/30/03                     13,393.10                   12,163.87                 11,196.20                   9,204.96
12/31/03                     13,454.74                   12,801.35                 11,248.98                   9,347.04
 1/31/04                     14,164.46                   13,036.27                 11,802.07                   9,722.55

                                   [END CHART]

              FUND DATA SINCE INCEPTION ON 8/1/97 THROUGH 1/31/04.

THE PERFORMANCE OF THE LIPPER SCIENCE & TECHNOLOGY FUNDS AVERAGE AND INDEX AND THE S&P 500 INDEX IS CALCULATED FROM THE END OF THE MONTH OF JULY 31, 1997, WHILE THE FUND'S INCEPTION DATE IS AUGUST 1, 1997. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.

NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                  The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Science & Technology Fund to the following benchmarks:

                  o The Lipper Science & Technology Funds Average, an average performance level of all science and technology funds, as reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                  o The S&P 500 Index, an unmanaged index representing the
                    weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

                  o The Lipper Science & Technology Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Science & Technology Funds category.

8

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

HOW DID THE FUND PERFORM?

                    For the six-month period ended January 31, 2004, the USAA Science & Technology Fund had a total return of 24.09%. This compares to a return of 23.97% for the Lipper Science & Technology Funds Average, 23.01% for the Lipper Science & Technology Funds Index, and 15.22% for the S&P 500 Index. The strong overall performance was generated in both the technology and science (health care) portions of the Fund.

                                             * * * *

                      THE FUND'S PERFORMANCE RECEIVED AN OVERALL MORNINGSTAR RATING(TM) OF 4 STARS IN THE SPECIALTY-TECHNOLOGY FUNDS CATEGORY (266 FUNDS IN CATEGORY) AS OF JANUARY 31, 2004.
                     THE OVERALL MORNINGSTAR RATING FOR A FUND IS DERIVED FROM
                     A WEIGHTED AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED
                        WITH ITS THREE-, FIVE-, AND 10-YEAR (IF APPLICABLE)
                                   MORNINGSTAR RATING METRICS.

                  With respect to the specialty-technology funds, the USAA Science & Technology Fund received a Morningstar Rating of 3 stars for the three-year period among 266 funds and 4 stars for the five-year period among 84 funds through January 31, 2004. Ratings are based on risk-adjusted returns.

WHAT DROVE THE STRONG RECOVERY IN TECHNOLOGY STOCKS DURING THE REPORTING
PERIOD?

                  The technology sector showed clear signs of stabilization, as evidenced by a pickup in personal computer unit sales and high

                  REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

                  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                  growth among computer storage companies. In addition, after a prolonged slump, global semiconductor sales improved markedly due to higher average selling prices and increased demand from producers of personal computers and wireless handsets, with the latter benefiting from an upgrade cycle that camera-enabled phones led. To round out the positive news, a period of consolidation has begun among software companies.

HOW DID THE FUND'S TECHNOLOGY PORTION PERFORM?

                  Strong stock selection was the primary driver of performance in the technology portion. Stock-picking in computers and peripherals as well as in semiconductor and equipment companies proved most beneficial. The largest contributors on an absolute basis were Fairchild Semiconductor International, Inc. "A," which benefited from the global increase in semiconductor demand, and Red Hat, Inc., which provides software that uses the Linux operating system. The Fund had weaker results in selected names such as CheckFree Corp., which declined after reporting disappointing financial results. It was subsequently eliminated from the Fund.

HOW WAS THE TECHNOLOGY PORTION OF THE FUND POSITIONED AT THE END OF THE REPORTING PERIOD?

                  While some subsectors of technology are further along in terms of anticipating a recovery and therefore have richer valuations, we continue to find opportunities across the technology spectrum. On the one hand, there are companies that are dominant market-share leaders that should continue to benefit from the improved information-technology spending that is directly related to a stronger economy. There are also strong secular trends that are less directly related to the overall economic environment, such as the emergence of the digital

                  YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-16.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                  home, with its flat-panel and high-definition televisions, broadband connections, and digital media.

WHAT ABOUT THE FUND'S SCIENCE PORTION?

                  In August 2003, Wellington Management Company, LLP became subadviser to the science portion of the Fund. Wellington has subadvised the technology portion of the Fund since June 2002.

                  Stock selection, particularly within the pharmaceutical and health care equipment subsectors, and an overweight position in biotechnology stocks were the major factors that drove performance within the science (health care) portion of the Fund. Among the biggest absolute positive contributors to performance was Aventis S.A. ADR, which rose on the market's greater recognition of its robust product pipeline and news of its potential acquisition.

WHAT DO YOU EXPECT TO BE THE MAJOR DRIVERS OF THE VARIOUS HEALTH CARE SUBSECTORS MOVING FORWARD?

                  In pharmaceuticals, the market's fear of large patent losses has held down valuations. However, the generic industry is now going after fundamentally stronger patents than it has targeted over the last five years, and the odds favor the large pharmaceutical companies in these challenges. The performance of biotechnology companies is highly leveraged to the FDA's greater propensity for approval of orphan cancer drugs. Within health care services, we believe the evolution to a fee-for-service-based industry will prove beneficial to drug distributors. And although we continue to like the strong fundamentals of many companies in the medical devices subsector, several years of strong relative performance have left fewer stocks with attractive valuations.

                  We thank you, the Fund's shareholders, for the opportunity to invest on your behalf.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

                TOP 10 EQUITY HOLDINGS
                   (% of Net Assets)

Microsoft Corp.                                   4.7%

Hewlett-Packard Co.                               3.7%

STMicroelectronics N.V. (Switzerland)             3.6%

Yahoo!, Inc.                                      3.2%

Motorola, Inc.                                    2.9%

Corning, Inc.                                     2.6%

Xilinx, Inc.                                      2.5%

Cendant Corp.                                     2.3%

Polycom, Inc.                                     2.1%

Red Hat, Inc.                                     2.1%

                  TOP 10 INDUSTRIES*
                   (% of Net Assets)

Semiconductors                                    21.6%

Communications Equipment                          15.5%

Pharmaceuticals                                   10.8%

Systems Software                                   7.6%

Computer Hardware                                  5.3%

Semiconductor Equipment                            5.2%

Data Processing & Outsourced Services              5.1%

Internet Software & Services                       4.8%

Application Software                               3.1%

Biotechnology                                      2.7%

*EXCLUDING MONEY MARKET INSTRUMENTS.

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-16.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA SCIENCE & TECHNOLOGY FUND
JANUARY 31, 2004 (UNAUDITED)

                                                                                   MARKET
   NUMBER                                                                           VALUE
OF SHARES    SECURITY                                                               (000)
-----------------------------------------------------------------------------------------
             COMMON STOCKS (97.6%)

             APPLICATION SOFTWARE (3.1%)
  229,900    BEA Systems, Inc.*                                                  $  2,904
  132,800    Cadence Design Systems, Inc.*(a)                                       2,200
  125,900    Cognos, Inc. (Canada)*(a)                                              3,805
   60,500    Intuit, Inc.*                                                          3,050
                                                                                 --------
                                                                                   11,959
                                                                                 --------
             BIOTECHNOLOGY (2.7%)
   43,900    Abgenix, Inc.*                                                           685
   27,500    Amylin Pharmaceuticals, Inc.*(a)                                         531
   19,500    Ariad Pharmaceuticals, Inc.*                                             161
   25,500    CV Therapeutics, Inc.*(a)                                                418
   59,600    Genzyme Corp.*                                                         3,269
   21,800    Gilead Sciences, Inc.*                                                 1,196
   19,500    ILEX Oncology, Inc.*                                                     454
   50,000    Millennium Pharmaceuticals, Inc.*                                        882
    8,200    OSI Pharmaceuticals, Inc.*                                               285
    2,922    Serono S.A. "B" (Switzerland)                                          2,244
   14,000    Vertex Pharmaceuticals, Inc.*                                            139
   10,050    ZymoGenetics, Inc.*                                                      183
                                                                                 --------
                                                                                   10,447
                                                                                 --------
             COMMUNICATIONS EQUIPMENT (15.5%)
   89,300    Adtran, Inc.                                                           3,074
  672,100    Brocade Communications Systems, Inc.*                                  4,308
  262,300    Cisco Systems, Inc.*                                                   6,725
  759,000    Corning, Inc.*                                                         9,806
  106,400    Emulex Corp.*(a)                                                       2,887
  144,900    LM Ericsson Telephone Co. ADR "B" (Sweden)*                            3,238
  363,300    McDATA Corp. "B"*                                                      3,168
  670,500    Motorola, Inc.                                                        11,117
  436,700    Nortel Networks Corp. (Canada)*                                        3,415
   81,200    Plantronics, Inc.*                                                     3,252
  337,500    Polycom, Inc.*                                                         7,989
                                                                                 --------
                                                                                   58,979
                                                                                 --------
             COMPUTER HARDWARE (5.3%)
  175,100    Dell, Inc.*                                                            5,861
  592,400    Hewlett-Packard Co.                                                   14,093
                                                                                 --------
                                                                                   19,954
                                                                                 --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SCIENCE & TECHNOLOGY FUND
JANUARY 31, 2004 (UNAUDITED)

                                                                                   MARKET
   NUMBER                                                                           VALUE
OF SHARES    SECURITY                                                               (000)
-----------------------------------------------------------------------------------------
             COMPUTER STORAGE & PERIPHERALS (2.7%)
  340,500    EMC Corp.*                                                          $  4,781
  610,200    Maxtor Corp.*                                                          5,644
                                                                                 --------
                                                                                   10,425
                                                                                 --------
             CONSUMER ELECTRONICS (1.3%)
  124,800    Sony Corp. (Japan)                                                     5,011
                                                                                 --------
             DATA PROCESSING & OUTSOURCED SERVICES (5.1%)
  165,400    BISYS Group, Inc.*                                                     2,977
  109,800    Computer Sciences Corp.*                                               4,903
   60,100    DST Systems, Inc.*                                                     2,573
  195,200    First Data Corp.                                                       7,644
   61,400    SABRE Holdings Corp. "A"                                               1,296
                                                                                 --------
                                                                                   19,393
                                                                                 --------
             DIVERSIFIED CHEMICALS (0.0%)(e)
    4,200    Bayer AG (Germany)                                                       128
                                                                                 --------
             DIVERSIFIED COMMERCIAL SERVICES (2.3%)
  378,600    Cendant Corp.*                                                         8,575
                                                                                 --------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
   70,100    American Power Conversion Corp.                                        1,738
                                                                                 --------
             HEALTH CARE DISTRIBUTORS (1.1%)
    6,500    AmerisourceBergen Corp.                                                  358
   32,000    Cardinal Health, Inc.                                                  2,051
   56,700    McKesson Corp.                                                         1,666
                                                                                 --------
                                                                                    4,075
                                                                                 --------
             HEALTH CARE EQUIPMENT (2.1%)
   51,400    Baxter International, Inc.                                             1,498
   24,900    Beckman Coulter, Inc.                                                  1,357
   37,700    Becton, Dickinson & Co.                                                1,699
   28,900    Guidant Corp.                                                          1,846
   15,200    Medtronic, Inc.                                                          748
   36,000    Viasys Healthcare, Inc.*                                                 856
                                                                                 --------
                                                                                    8,004
                                                                                 --------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SCIENCE & TECHNOLOGY FUND
JANUARY 31, 2004 (UNAUDITED)

                                                                                   MARKET
   NUMBER                                                                           VALUE
OF SHARES    SECURITY                                                               (000)
-----------------------------------------------------------------------------------------
             HEALTH CARE SERVICES (0.9%)
  105,870    Gambro AB "A" (Sweden)                                              $    935
   71,900    Medco Health Solutions, Inc.*                                          2,650
                                                                                 --------
                                                                                    3,585
                                                                                 --------
             HEALTH CARE SUPPLIES (0.7%)
  120,000    Amersham plc (United Kingdom)                                          1,729
   27,300    Edwards Lifesciences Corp.*                                              951
                                                                                 --------
                                                                                    2,680
                                                                                 --------
             INTERNET SOFTWARE & SERVICES (4.8%)
  356,100    VeriSign, Inc.*                                                        6,225
  257,000    Yahoo!, Inc.*                                                         12,040
                                                                                 --------
                                                                                   18,265
                                                                                 --------
             IT CONSULTING & OTHER SERVICES (2.3%)
  334,600    Accenture Ltd. "A" (Bermuda)*                                          7,920
  107,600    CompuCom Systems, Inc.*                                                  637
                                                                                 --------
                                                                                    8,557
                                                                                 --------
             MANAGED HEALTH CARE (0.9%)
   22,500    Aetna, Inc.                                                            1,575
   21,500    Anthem, Inc.*                                                          1,758
                                                                                 --------
                                                                                    3,333
                                                                                 --------
             MOVIES & ENTERTAINMENT (0.9%)
  203,500    Time Warner, Inc.*                                                     3,575
                                                                                 --------
             PHARMACEUTICALS (10.8%)
   93,600    Abbott Laboratories                                                    4,032
   85,000    Astrazeneca plc ADR (United Kingdom)(a)                                4,103
   45,500    Aventis S.A. ADR (France)                                              3,554
   67,200    Chugai Pharmaceutical Co. Ltd. (Japan)                                 1,060
   84,000    Eisai Co. Ltd. (Japan)                                                 2,214
   89,100    Elan Corp. ADR (Ireland)*(a)                                             766
   51,500    Eli Lilly & Co.                                                        3,504
   21,800    Forest Laboratories, Inc.*                                             1,624
   92,000    Fujisawa Pharmaceutical Co. Ltd. (Japan)                               1,969

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SCIENCE & TECHNOLOGY FUND
JANUARY 31, 2004 (UNAUDITED)

                                                                                   MARKET
   NUMBER                                                                           VALUE
OF SHARES    SECURITY                                                               (000)
-----------------------------------------------------------------------------------------
   50,200    King Pharmaceuticals, Inc.*                                         $    837
   89,060    Novartis AG (Switzerland)                                              4,007
   14,000    Schering AG (Germany)                                                    736
  262,600    Schering-Plough Corp.                                                  4,606
   87,000    Shionogi & Co. Ltd. (Japan)                                            1,499
   29,900    Takeda Chemical Industries Ltd. (Japan)*                               1,243
   22,000    Watson Pharmaceuticals, Inc.*                                          1,023
   77,400    Wyeth                                                                  3,170
   30,000    Yamanouchi Pharmaceutical Co. Ltd. (Japan)                               952
                                                                                 --------
                                                                                   40,899
                                                                                 --------
             PHOTOGRAPHIC PRODUCTS (0.2%)
   35,000    Olympus Corp. (Japan)                                                    732
                                                                                 --------
             SEMICONDUCTOR EQUIPMENT (5.2%)
  124,300    Applied Materials, Inc.*                                               2,705
  205,400    ASE Test Ltd. (Singapore)*                                             2,767
  233,653    ASML Holding N.V. (Netherlands)*                                       4,500
   97,900    KLA-Tencor Corp.*                                                      5,587
   57,600    Tokyo Electron Ltd. (Japan)                                            4,087
                                                                                 --------
                                                                                   19,646
                                                                                 --------
             SEMICONDUCTORS (21.6%)
  300,700    Agere Systems, Inc. "A"*                                               1,158
  334,800    Altera Corp.*                                                          7,496
  165,900    Analog Devices, Inc.                                                   7,938
  149,500    Broadcom Corp. "A"*                                                    6,068
  220,800    Fairchild Semiconductor International, Inc. "A"*                       5,410
  154,100    Intersil Corp. "A"                                                     4,044
   30,700    Samsung Electronics Co. Ltd. GDR (Korea)                               6,808
   14,000    Samsung Electronics Co. Ltd. S.P. GDR (Korea)                          3,105
  320,800    Skyworks Solutions, Inc.*                                              3,429
  513,503    STMicroelectronics N.V. (Switzerland)(a)                              13,782
  548,540    Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)*              6,133
  237,300    Texas Instruments, Inc.                                                7,439
  222,500    Xilinx, Inc.*                                                          9,325
                                                                                 --------
                                                                                   82,135
                                                                                 --------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SCIENCE & TECHNOLOGY FUND
JANUARY 31, 2004 (UNAUDITED)

                                                                                    MARKET
    NUMBER                                                                           VALUE
 OF SHARES   SECURITY                                                                (000)
------------------------------------------------------------------------------------------
             SYSTEMS SOFTWARE (7.6%)
   651,900   Microsoft Corp.                                                      $ 18,025
   418,500   Red Hat, Inc.*                                                          7,964
    45,200   Symantec Corp.*                                                         1,754
    28,900   VERITAS Software Corp.*                                                   949
                                                                                  --------
                                                                                    28,692
                                                                                  --------
             Total common stocks (cost: $315,176)                                  370,787
                                                                                  --------
             MONEY MARKET INSTRUMENTS (9.3%)

             MONEY MARKET FUNDS (5.5%)
 4,761,905   AIM Short-Term Investment Co. Liquid Assets Portfolio, 0.99%(c,d)       4,762
 5,230,000   Merrill Lynch Premier Institutional Fund, 1.03%(c,d)                    5,230
11,028,446   SSgA Prime Money Market Fund, 0.91%(c)                                 11,028
                                                                                  --------
                                                                                    21,020
                                                                                  --------
 PRINCIPAL
    AMOUNT
     (000)
----------
             REPURCHASE AGREEMENTS (3.8%)
    $5,000   Banc One Capital Markets, Inc., 1.03%, acquired on 1/30/2004 and due 2/02/2004, at $5,000 (collateralized by $5,115 of Freddie Mac
               Discount Notes, 1.03%(f), due 4/27/2004; market value of
               $5,102)(b,d)                                                          5,000
     4,000   CS First Boston LLC, 1.01%, acquired on 1/30/2004 and due
               2/02/2004, at $4,000 (collateralized by $7,800 of U.S. Treasury
               STRIPS, 4.96%(f), due 2/15/2017; market value of $4,081)(b,d)         4,000
     1,500   Lehman Brothers, Inc., 1.02%, acquired on 1/30/2004 and due
               2/02/2004, at $1,500 (collateralized by $1,725 of Fannie Mae
               Notes, 3.18%(f), due 10/05/2007; market value of $1,533)(b,d)         1,500
     4,000   Morgan Stanley & Co., Inc., 1.01%, acquired on 1/30/2004 and due
               2/02/2004, at $4,000 (collateralized by $900 of Freddie Mac
               Discount Notes, 1.29%(f), due 1/11/2005; and $3,195 of Federal
               Home Loan Discount Notes, due 2/04/2004; combined market value
               of $4,083)(b,d)                                                       4,000
                                                                                  --------
                                                                                    14,500
                                                                                  --------
            Total money market instruments (cost: $35,520)                          35,520
                                                                                  --------

            TOTAL INVESTMENTS (COST: $350,696)                                    $406,307
                                                                                  ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA SCIENCE & TECHNOLOGY FUND
JANUARY 31, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

                  Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

                  The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%. Investments in foreign securities were 24.3% of the net assets at January 31, 2004.

                  ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

                  GDR - Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

                  (a) The security or a portion thereof was out on loan as of
                      January 31, 2004.

                  (b) Collateral on repurchase agreements is received by the
                      Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the resale price of the repurchase agreement.

                  (c) Rate represents the money market fund annualized seven-day yield at January 31, 2004.

                  (d) Investment was purchased with the cash collateral proceeds received from securities loaned.

                  (e) Represents less than 0.1% of net assets.

                  (f) Zero-coupon security. Rate represents the effective yield at date of purchase.

                  * Non-income-producing security for the 12 months preceding January 31, 2004.

                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA SCIENCE & TECHNOLOGY FUND
JANUARY 31, 2004 (UNAUDITED)

ASSETS
  Investments in securities, at market value (including securities on
     loan of $23,338) (identified cost of $350,696)                      $ 406,307
  Cash                                                                         146
  Cash denominated in foreign currencies (identified cost of $2,928)         2,955
  Receivables:
     Capital shares sold                                                       583
     Dividends and interest                                                     53
     Securities sold                                                         1,214
     Other                                                                       2
                                                                         ---------
          Total assets                                                     411,260
                                                                         ---------
LIABILITIES
  Payables:
     Upon return of securities loaned                                       24,493
     Securities purchased                                                    6,003
     Capital shares redeemed                                                   299
  Unrealized depreciation on foreign currency contracts held, at value           1
  Accrued management fees                                                      260
  Accrued transfer agent's fees                                                  3
  Other accrued expenses and payables                                          105
                                                                         ---------
          Total liabilities                                                 31,164
                                                                         ---------
               Net assets applicable to capital shares outstanding       $ 380,096
                                                                         =========
NET ASSETS CONSIST OF:
  Paid-in capital                                                        $ 553,969
  Accumulated undistributed net investment loss                             (2,139)
  Accumulated net realized loss on investments                            (227,372)
  Net unrealized appreciation of investments                                55,611
  Net unrealized appreciation on foreign currency translations                  27
                                                                         ---------
               Net assets applicable to capital shares outstanding       $ 380,096
                                                                         =========
  Capital shares outstanding                                                39,694
                                                                         =========
  Authorized shares of $.01 par value                                      105,000
                                                                         =========
  Net asset value, redemption price, and offering price per share        $    9.58
                                                                         =========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA SCIENCE & TECHNOLOGY FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2004 (UNAUDITED)

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $14)          $   530
   Interest                                                       26
   Securities lending                                             10
                                                             -------
       Total income                                              566
                                                             -------
EXPENSES
   Management fees                                             1,318
   Administrative and servicing fees                             254
   Transfer agent's fees                                         909
   Custodian's fees                                               68
   Postage                                                        97
   Shareholder reporting fees                                     85
   Directors' fees                                                 3
   Registration fees                                              14
   Professional fees                                              21
   Other                                                           3
                                                             -------
       Total expenses                                          2,772
   Expenses paid indirectly                                      (90)
                                                             -------
       Net expenses                                            2,682
                                                             -------
NET INVESTMENT LOSS                                           (2,116)
                                                             -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

   Net realized gain on:
       Investments                                            46,419
       Foreign currency transactions                              80
   Change in net unrealized appreciation/depreciation of:
       Investments                                            26,735
       Foreign currency translations                              27
                                                             -------
            Net realized and unrealized gain                  73,261
                                                             -------
Increase in net assets resulting from operations             $71,145
                                                             =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA SCIENCE & TECHNOLOGY FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2004 (UNAUDITED),
AND YEAR ENDED JULY 31, 2003

                                                                       1/31/2004   7/31/2003
                                                                       ---------------------
FROM OPERATIONS
   Net investment loss                                                 $ (2,116)    $ (3,376)
   Net realized gain on investments                                      46,419        1,382
   Net realized gain (loss) on foreign currency transactions                 80          (23)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                        26,735       57,342
      Foreign currency translations                                          27            -
                                                                       ---------------------
      Increase in net assets resulting
         from operations                                                 71,145       55,325
                                                                       ---------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                             48,937       52,994
   Cost of shares redeemed                                              (31,007)     (36,050)
                                                                       ---------------------
      Increase in net assets from
         capital share transactions                                      17,930       16,944
                                                                       ---------------------
Net increase in net assets                                               89,075       72,269

NET ASSETS
   Beginning of period                                                  291,021      218,752
                                                                       ---------------------
   End of period                                                       $380,096     $291,021
                                                                       =====================
Accumulated undistributed net investment loss:
   End of period                                                       $ (2,139)    $    (23)
                                                                      ======================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                            5,522        8,127
   Shares redeemed                                                       (3,516)      (5,626)
                                                                      ----------------------
      Increase in shares outstanding                                      2,006        2,501
                                                                      ======================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA SCIENCE & TECHNOLOGY FUND
JANUARY 31, 2004 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
-------------------------------------------------------------------------------

          USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this semiannual report pertains only to the USAA Science & Technology Fund (the Fund). The Fund's investment objective is long-term capital appreciation.

               A. SECURITY VALUATION - The value of each security is determined
                  (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                  1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Portfolio securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                  2. Investments in open-end investment companies are valued at their net asset value at the end of each business day.

                  3. Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                  4. Securities for which market quotations are not readily
                     available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA

22

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SCIENCE & TECHNOLOGY FUND
JANUARY 31, 2004 (UNAUDITED)

                     Investment Management Company (the Manager), an affiliate of the Fund, in consultation with the Fund's subadviser if applicable, under valuation procedures approved by the Company's Board of Directors.

               B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

               C. INVESTMENTS IN SECURITIES - Security transactions are
                  accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

               D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac), are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the resale price of the repurchase agreement and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SCIENCE & TECHNOLOGY FUND
JANUARY 31, 2004 (UNAUDITED)

                  creditworthiness of sellers with which the Fund may enter into repurchase agreements.

               E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                  1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

                  2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

                  The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                  Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the Fund's tax year-end of July 31, 2004, net realized foreign currency gains/losses will be reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SCIENCE & TECHNOLOGY FUND
JANUARY 31, 2004 (UNAUDITED)

               F. EXPENSES PAID INDIRECTLY - A portion of the brokerage
                  commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through other fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the six-month period ended January 31, 2004, these fee-offset arrangements reduced the Fund's expenses by $90,000.

               G. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
-------------------------------------------------------------------------------

          The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street have each committed $50 million. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

          Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America and State Street, the Fund may borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SCIENCE & TECHNOLOGY FUND
JANUARY 31, 2004 (UNAUDITED)

          The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America and State Street in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. For the six-month period ended January 31, 2004, the Fund paid CAPCO facility fees of $1,000. The Fund had no borrowings under either of these agreements during the six-month period ended January 31, 2004.

(3) DISTRIBUTIONS
-------------------------------------------------------------------------------

          The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2004, in accordance with applicable tax law.

          Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2003, the Fund had capital loss carryovers of $265,515,000 for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2009 and 2011. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
-------------------------------------------------------------------------------

          Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended January 31, 2004, were $319,733,000 and $299,609,000, respectively.

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SCIENCE & TECHNOLOGY FUND
JANUARY 31, 2004 (UNAUDITED)

          The cost of securities at January 31, 2004, for federal income tax purposes, was approximately the same as that reported in the financial statements.

          Gross unrealized appreciation and depreciation of investments as of January 31, 2004, were $61,773,000 and $6,162,000, respectively, resulting in net unrealized appreciation of $55,611,000.

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

          A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. The Fund may also enter into currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar-denominated securities held in the Fund's portfolio. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

          As of January 31, 2004, the terms of open foreign currency contracts were as follows (in thousands):

                        FOREIGN CURRENCY CONTRACTS TO SELL
-------------------------------------------------------------------------------
                               U.S. DOLLAR                         UNREALIZED
 EXCHANGE      CONTRACTS TO    VALUE AS OF      IN EXCHANGE       APPRECIATION/
   DATE          DELIVER       1/31/2004     FOR U.S. DOLLAR     DEPRECIATION
-------------------------------------------------------------------------------
2/02/2004        118 Euro         $147             $148               $(1)
-------------------------------------------------------------------------------

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SCIENCE & TECHNOLOGY FUND
JANUARY 31, 2004 (UNAUDITED)

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

          The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of January 31, 2004, the Fund loaned securities having a fair market value of approximately $23,338,000 and received cash collateral of $24,493,000 for the loans. Of this amount, $24,492,000 was invested in money market instruments, as noted in the Fund's portfolio of investments, and $1,000 remained in cash.

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

               A. MANAGEMENT FEES - The Manager carries out the Fund's
                  investment policies, directly managed a portion of the Fund's assets prior to August 9, 2003, and provides portfolio management oversight of the portion of the Fund's assets managed by a subadviser. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Science & Technology Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Science & Technology Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets.

28

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SCIENCE & TECHNOLOGY FUND
JANUARY 31, 2004 (UNAUDITED)

                  The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund commenced on August 1, 2001, and will consist of the current month plus the preceding months through that date until a period of 36 months is included in the performance period. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                  The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                       +/- 0.04%
+/- 4.01% to 7.00%                       +/- 0.05%
+/- 7.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                  For the six-month period ended January 31, 2004, the Fund incurred total management fees, paid or payable to the Manager, of $1,318,000, which included a performance adjustment of $47,000.

               B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with Wellington Management Company, LLP (Wellington Management), under which

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           to FINANCIAL Statements
           (continued)

USAA SCIENCE & TECHNOLOGY FUND
JANUARY 31, 2004 (UNAUDITED)

                  Wellington Management directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays Wellington Management a subadvisory fee.

               C. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2004, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $254,000.

               D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                  USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. For the six-month period ended
                  January 31, 2004, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $909,000.

               E. UNDERWRITING SERVICES - The Manager provides exclusive
                  underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
-------------------------------------------------------------------------------

          Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

30

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SCIENCE & TECHNOLOGY FUND
JANUARY 31, 2004 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                              SIX-MONTH
                                             PERIOD ENDED
                                              JANUARY 31,                          YEAR ENDED JULY 31,
                                             -------------------------------------------------------------------------------
                                                 2004           2003          2002          2001          2000          1999
                                             -------------------------------------------------------------------------------
Net asset value at beginning of period       $   7.72       $   6.22      $  10.73      $  21.06      $  15.18      $  11.17
                                             -------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment loss                            (.05)(a)       (.09)(a)      (.13)(a)      (.16)(a)      (.13)(a)      (.06)(a)
  Net realized and unrealized
    gain (loss)                                  1.91(a)        1.59(a)      (4.38)(a)    (10.17)(a)      6.26(a)       4.07(a)
                                             -------------------------------------------------------------------------------
Total from investment operations                 1.86(a)        1.50(a)      (4.51)(a)    (10.33)(a)      6.13(a)       4.01(a)
                                             -------------------------------------------------------------------------------
Less distributions:
  From realized capital gains                       -              -             -             -          (.17)            -
  From return of capital                            -              -             -             -          (.08)            -
                                             -------------------------------------------------------------------------------
Total distributions                                 -              -             -             -          (.25)            -
                                             -------------------------------------------------------------------------------
Net asset value at end of period             $   9.58       $   7.72      $   6.22      $  10.73      $  21.06      $  15.18
                                             ===============================================================================
Total return (%)*                               24.09          24.12        (42.03)       (49.03)        40.73         35.90
Net assets at end of period (000)            $380,096       $291,021      $218,752      $368,832      $624,528      $257,992
Ratio of expenses to average
  net assets (%)**                               1.63(b,c)      2.03(c)       1.79(c)       1.31(c)       1.22          1.33
Ratio of net investment loss
  to average net assets (%)**                   (1.25)(b)      (1.45)        (1.48)        (1.05)         (.65)         (.47)
Portfolio turnover (%)                          92.29         119.07        107.55         57.45         69.21         44.39

  * Assumes reinvestment of all realized capital gains and other distributions during the period.
 ** For the six-month period ended January 31, 2004, average net assets were $337,690,000.
(a) Calculated using average shares. For the six-month period ended January 31, 2004, average shares were 38,638,000.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total expenses, excluding any expenses paid indirectly, which decreased the Fund's expense ratios as follows:
                                                 (.05)%         (.05)%           -          (.01)%         N/A           N/A

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

            DIRECTORS    Robert G. Davis, CHAIRMAN OF THE BOARD
                         Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                         Barbara B. Dreeben
                         Robert L. Mason, Ph.D.
                         Michael F. Reimherr
                         Laura T. Starks, Ph.D.
                         Richard A. Zucker

       ADMINISTRATOR,    USAA Investment Management Company
  INVESTMENT ADVISER,    P.O. Box 659453
         UNDERWRITER,    San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT    USAA Shareholder Account Services
                         9800 Fredericksburg Road
                         San Antonio, Texas 78288

            CUSTODIAN    State Street Bank and Trust Company
                         P.O. Box 1713
                         Boston, Massachusetts 02105

  INDEPENDENT AUDITOR    Ernst & Young LLP
                         100 West Houston St., Suite 1900
                         San Antonio, Texas 78205

            TELEPHONE    Call toll free - Central time
     ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                         Saturday, 8:30 a.m. to 5 p.m.
                         Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL    1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT    For account servicing, exchanges,
         MUTUAL FUNDS    or redemptions
                         1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL    24-hour service (from any phone)
    FUND PRICE QUOTES    1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND    (from touch-tone phones only)
       USAA TOUCHLINE    For account balance, last transaction, fund
                         prices, or to exchange or redeem fund shares
                         1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING 1-800-531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

31704-0304                                  (C)2004, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5-6.  (RESERVED)



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.



ITEM 8.  (RESERVED)



ITEM 9.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.